The following table summarizes the long-term maturities of these financings as of December 31, 2021: (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingsLineItems [Line Items]
Original Long-Term Maturities	R$ 12,224,770	R$ 4,399,110
Twenty twenty two member
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingsLineItems [Line Items]
Original Long-Term Maturities	67,649
Twenty twenty three member
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingsLineItems [Line Items]
Original Long-Term Maturities	68,694
Twenty twenty four member
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingsLineItems [Line Items]
Original Long-Term Maturities	69,530
Twenty twenty five member
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingsLineItems [Line Items]
Original Long-Term Maturities	408,445
Twenty twenty nine and thereaftert member
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingsLineItems [Line Items]
Original Long-Term Maturities	4,900,399	R$ 4,399,110
Twenty twenty nine and thereaftert three year member
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingsLineItems [Line Items]
Original Long-Term Maturities	R$ 6,710,053